Note 11 - Finance Expenses and Income (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net finance cost, realization of exchange value	R$ 77.5	R$ 179.1
Net finance cost, related to PERT 2017			R$ 141.0
State of Mato Grosso [member]
Statement Line Items [Line Items]
State amnesty payments	R$ 101.9